Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000013020 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000013020 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000013020 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000013020 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000013020 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000013020 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000013020 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000013020 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013020 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000013020 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013020 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000013020 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000013020 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(53.60%)
C000133198 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000133198 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000133198 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133198 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000133198 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000133198 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000133198 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000133198 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133198 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000133198 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(41.40%)
C000013019 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000013019 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000013019 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000013019 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000013019 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000013019 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013019 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013019 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013019 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000013019 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013019 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013019 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000013019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(46.00%)
C000013019 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000013021 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000013021 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013021 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	135.50%
C000013021 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000013021 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013021 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000013021 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013021 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000013021 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(95.60%)
C000114641 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000114641 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114641 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000114641 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000114641 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000114641 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.